Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Allocation of Purchase Consideration to Tangible and Intangible Assets Acquired and Liabilities Assumed on Acquisition Date
The allocation of the Purchase Consideration to tangible and intangible assets acquired and liabilities assumed is based on estimated fair values at the Acquisition Date and is as follows (in thousands):

Estimated Fair Value
Assets Acquired
Cash and cash equivalents	$8,481
Accounts receivable	5,610
Prepaid expenses and other assets	432
Operating lease right-of-use asset	640
Intangible assets	46,000
Goodwill:
Advertising	35,475
Subscriptions	112,412
Total assets acquired	209,050
Liabilities Assumed
Accounts payable	5,986
Accrued liabilities	9,918
Deferred revenue	16,956
Operating lease liability	358
Deferred tax liability	6,031
Total liabilities assumed	39,249
Total Purchase Consideration	$169,801

Business Combination, Intangible Asset, Acquired, Finite-Lived
The valuation of the intangible assets acquired from Frndly TV along with their estimated useful lives at the Acquisition Date, is as follows (in thousands, except years):

	Estimated Fair Value	Estimated Weighted-Average Useful Lives (in years)
Customer relationships	$32,000	7.3
Tradename	14,000	5.0
Estimated fair value of acquired intangible assets	$46,000	6.6